                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/06

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 (UNAUDITED)


PAR
AMOUNT
(000)       DESCRIPTION                                                            COUPON          MATURITY              VALUE
            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES   11.7%
$   2,883   Federal Home Loan Mortgage Corp.                                       3.527%          07/01/34         $     2,828,487
    5,591   Federal Home Loan Mortgage Corp.                                       4.146           08/01/34               5,509,065
   10,975   Federal National Mortgage Association                                  0.780           05/01/36              11,342,176
    2,856   Federal National Mortgage Association                                  3.573           07/01/34               2,825,980
    3,757   Federal National Mortgage Association                                  4.109           09/01/34               3,705,208
    3,303   Federal National Mortgage Association                                  4.129           10/01/34               3,282,217
   10,001   Federal National Mortgage Association                                  4.329           02/01/34               9,758,581
    2,900   Federal National Mortgage Association                                  4.375           10/01/34               2,872,392
    4,869   Federal National Mortgage Association                                  5.164           07/01/33               4,898,585
   13,382   Federal National Mortgage Association                                  5.973           03/01/36              13,658,310
   11,461   Federal National Mortgage Association                                  6.039           03/01/36              11,776,561
    9,216   Federal National Mortgage Association                                  6.107           03/01/36               9,509,974
   10,863   Federal National Mortgage Association                                  6.156           05/01/36              11,226,639
   14,369   Federal National Mortgage Association                                  6.265           04/01/36              14,849,255
   22,620   Federal National Mortgage Association                                  6.448           04/01/36              23,637,935
                                                                                                                    ----------------

            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                            131,681,364
                                                                                                                    ----------------

            COLLATERALIZED MORTGAGE OBLIGATIONS    18.9%
    7,542   Countrywide Alternative Loan Trust                                     5.583           05/25/36               7,557,156
    6,406   Countrywide Alternative Loan Trust (Floating Rate)                     5.593           04/25/36               6,420,754
   35,945   Countrywide Alternative Loan Trust (Interest Only)                     0.239           03/20/46               1,749,372
   25,150   Countrywide Alternative Loan Trust (Interest Only)                     0.479           02/25/37               1,375,411
   11,137   Countrywide Home Loans                                                 5.622           04/25/46              11,154,965
    8,426   DSLA Mortgage Loan Trust (Floating Rate)                               5.083           04/19/47               8,426,150
    7,871   Federal Home Loan Mortgage Corp. (Floating Rate)                       5.472           09/25/45               7,899,489
    5,379   Federal Home Loan Mortgage Corp. (Floating Rate)                       5.798           03/15/34               5,430,179
    3,803   Federal Home Loan Mortgage Corp. (Interest Only)                       6.000           05/01/31                 847,444
    3,438   Federal Home Loan Mortgage Corp. (Interest Only)                       6.500           04/01/28                 853,707
    4,085   Federal Home Loan Mortgage Corp. (Interest Only) (Inverse
            Floating Rate)                                                         2.801           03/15/32                 228,544
    3,524   Federal Home Loan Mortgage Corp. (Interest Only) (Inverse
            Floating Rate)                                                         6.500           05/15/33                 885,242
    6,541   Federal National Mortgage Association (Floating Rate) (REMIC)          5.697           05/28/35               6,554,158
    1,739   Federal National Mortgage Association (Floating Rate) (REMIC)          5.708           05/28/35               1,742,876
   20,250   Federal National Mortgage Association                                  6.022           11/25/10              20,578,400
   16,635   Federal National Mortgage Association (Floating Rate)                  5.372           11/25/28              16,648,136
    7,374   Federal National Mortgage Association (Floating Rate)                  5.522           05/25/35               7,409,038
    7,795   Federal National Mortgage Association (Floating Rate)                  5.651           12/18/32               7,869,831
      238   Federal National Mortgage Association (Floating Rate) (REMIC)          5.794           03/25/09                 239,000
    7,463   Federal National Mortgage Association (Interest Only)                  6.000     11/25/32 to 07/25/33         1,423,797
   16,571   Federal National Mortgage Association (Interest Only)                  6.500     02/25/33 to 05/25/33         4,142,391
    6,291   Federal National Mortgage Association (Interest Only) (Inverse
            Floating)                                                              1.077           07/25/34                 161,369
      786   Federal National Mortgage Association (Interest Only) (REMIC)          6.000           08/25/32                 123,239

    3,378   Federal National Mortgage Association (Interest Only) (REMIC)          7.000           04/25/33                 888,799

    3,569   Government National Mortgage Association (Interest Only)               2.191           05/16/32                 122,102

    3,457   Government National Mortgage Association (Interest Only) (Inverse
            Floating Rate) (REMIC)                                                 2.791           05/16/32                 181,031
   25,715   Greenpoint Mortgage Funding Trust (Interest Only)                      1.206           08/25/45                 787,507
   29,611   Greenpoint Mortgage Funding Trust (Interest Only)                      1.946           10/25/45                 689,381
   33,696   Greenpoint Mortgage Funding Trust (Interest Only)                      2.073           06/25/45                 989,809
       14   Harborview Mortgage Loan Trust                                           *             03/19/37                  10,381


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

        0   Harborview Mortgage Loan Trust                                           *             07/19/47                     133
   11,860   Harborview Mortgage Loan Trust (Floating Rate)                         6.143           01/19/36              12,138,296
   34,877   Harborview Mortgage Loan Trust (Interest Only)                         0.566           06/19/35                 768,376
   39,599   Harborview Mortgage Loan Trust (Interest Only)                         0.872           05/19/35                 959,041
   64,051   Harborview Mortgage Loan Trust (Interest Only)                         1.152           01/19/36               1,761,409
   33,983   Harborview Mortgage Loan Trust (Interest Only)                         1.215           03/19/37               1,667,307
   23,245   Harborview Mortgage Loan Trust (Interest Only)                         1.712           01/19/36                 719,137
   51,650   Harborview Mortgage Loan Trust (Interest Only)                         2.032           07/20/36               2,227,406
    7,699   Indymac Index Mortgage Loan Trust (Floating Rate)                      5.703           10/25/36               7,758,508
   29,187   Indymac Index Mortgage Loan Trust (Interest Only)                      0.304           07/25/35                 902,958
   11,154   Residential Accredit Loans, Inc. (Floating Rate)                       5.592           02/25/46              11,180,735
    6,750   Residential Accredit Loans, Inc. (Floating Trust)                      5.580           06/25/46               6,750,000
   10,025   Structured Asset Mortgage Investments, Inc. (a)                        5.410     07/25/36 to 07/25/46        10,025,000
    4,974   Structured Asset Mortgage Investments, Inc. (Floating Rate)            5.512           02/25/36               4,978,392
    6,384   Washington Mutual                                                      5.662           11/25/45               6,426,144
    6,740   Washington Mutual                                                      5.682           07/25/45               6,759,425
    6,664   Washington Mutual (Floating Rate)                                      5.083           05/25/46               6,663,541
    6,545   Washington Mutual (Floating Rate)                                      5.221           04/25/46               6,607,029
   52,594   Washington Mutual (Interest Only)                                      0.482           10/25/44                 879,306
   35,966   Washington Mutual (Interest Only)                                      0.610           07/25/44                 668,747
   20,539   Washington Mutual (Interest Only)                                      0.655           06/25/44                 391,524
                                                                                                                    ----------------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  18.9%                                                            213,622,072
                                                                                                                    ----------------

            MORTGAGE BACKED SECURITIES    20.0%
      281   Federal Home Loan Mortgage Corp.                                       6.000     04/01/29 to 04/01/31           277,947
      124   Federal Home Loan Mortgage Corp.                                       6.500           03/01/26                 125,516
   13,095   Federal Home Loan Mortgage Corp.                                       7.500     03/01/20 to 06/01/34        13,562,064
    1,062   Federal Home Loan Mortgage Corp.                                       8.000     07/01/24 to 10/01/31         1,120,829
        0   Federal Home Loan Mortgage Corp.                                      11.000           02/01/14                     112
    6,100   Federal Home Loan Mortgage Corp., August                               5.500              TBA                 5,978,000
   25,100   Federal Home Loan Mortgage Corp., July                                 5.500              TBA                24,621,544
    4,121   Federal National Mortgage Association                                  6.000     02/01/09 to 02/01/18         4,136,374
   21,915   Federal National Mortgage Association                                  6.500     12/01/07 to 01/01/34        22,125,788
   91,085   Federal National Mortgage Association                                  7.000     08/01/14 to 07/01/36        93,307,105
   15,914   Federal National Mortgage Association                                  7.500     01/01/07 to 12/01/32        16,476,338
    1,865   Federal National Mortgage Association                                  8.000     09/01/24 to 04/01/32         1,969,542
      112   Federal National Mortgage Association (FHA / VA)                       8.500     01/01/22 to 09/01/24           118,877
       21   Federal National Mortgage Association                                 11.500     05/01/15 to 03/01/19            22,903
      175   Federal National Mortgage Association                                 12.000     03/01/13 to 01/01/16           190,334
   13,600   Federal National Mortgage Association, August                          4.500              TBA                12,320,757
   11,150   Federal National Mortgage Association, August                          7.000              TBA                11,397,396
    1,496   Government National Mortgage Association                               6.000           12/15/28               1,488,667
    2,887   Government National Mortgage Association                               6.500     06/15/23 to 02/15/29         2,931,460
    3,130   Government National Mortgage Association                               7.000     12/15/22 to 12/15/27         3,230,939
    3,040   Government National Mortgage Association                               7.500     02/15/07 to 08/15/28         3,178,873
    2,693   Government National Mortgage Association                               8.000     07/15/07 to 10/15/25         2,841,013
    1,596   Government National Mortgage Association                               8.500     06/15/08 to 12/15/21         1,714,003
      617   Government National Mortgage Association                               9.000     12/15/17 to 12/15/19           660,151
        5   Government National Mortgage Association                              11.000     01/15/10 to 11/15/20             5,302
      496   Government National Mortgage Association                              12.000     01/15/13 to 06/15/15           551,756
      189   Government National Mortgage Association                              12.500     05/15/10 to 06/15/15           207,768
      309   Government National Mortgage Association II                            6.000           04/20/29                 307,014
                                                                                                                    ----------------

            TOTAL MORTGAGE BACKED SECURITIES                                                                            224,868,372
                                                                                                                    ----------------

            UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    20.0%
   43,000   Federal Home Loan Bank                                                 3.000           04/15/09              40,449,283
  130,865   Federal Home Loan Mortgage Corp.                                       2.750           08/15/06             130,453,561
   31,200   Federal Home Loan Mortgage Corp.                                       6.625           09/15/09              32,289,847
   10,700   Federal National Mortgage Association                                  7.125           06/15/10              11,331,075
    9,155   Tennessee Valley Authority, Ser G                                      7.125           05/01/30              10,972,634
                                                                                                                    ----------------

            TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                           225,496,400
                                                                                                                    ----------------

            UNITED STATES TREASURY OBLIGATIONS    29.7%
   91,100   United States Treasury Bonds                                           5.250           11/15/28              90,701,529
    8,000   United States Treasury Bonds                                           6.125           08/15/29               8,897,504
   14,500   United States Treasury Bonds                                           8.125           08/15/21              18,697,083
    1,000   United States Treasury Bonds                                           8.750           05/15/17               1,290,547
    5,000   United States Treasury Bonds (b)                                       8.750           08/15/20               6,697,660
   34,000   United States Treasury Bonds                                           9.250           02/15/16              44,389,924


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
    7,000   United States Treasury Bonds                                          10.375           11/15/12               7,473,053
   11,000   United States Treasury Bonds                                          12.000           08/15/13              12,503,480
   54,565   United States Treasury Notes                                           3.875           02/15/13              50,809,400
   39,000   United States Treasury Notes                                           4.000           11/15/12              36,669,165
   57,000   United States Treasury Notes                                           4.750           05/15/14              55,621,797
                                                                                                                    ----------------

            TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                    333,751,142
                                                                                                                    ----------------

 TOTAL LONG-TERM INVESTMENTS    100.3%
    (Cost $1,148,642,343)                                                                                             1,129,419,350



                                                                                         EXPIRATION     EXERCISE       MARKET
 DESCRIPTION                                                                CONTRACTS       DATE         PRICE          VALUE
 -----------------------------------------------------------------------------------------------------------------------------------
 PURCHASED OPTIONS 0.1%
            Eurodollar Futures, June 2007 (Cost $380,468)                     1,520        06/01/07      94.25       $      665,000
                                                                                                                    ----------------

 SHORT TERM INVESTMENTS 0.9%

 REPURCHASE AGREEMENT    0.9%
            State Street Bank & Trust Co. ($10,033,000 par collateralized by U.S. Government obligations in a pooled cash account,
            interest rate of 5.10%, dated 06/30/06, to be sold on 07/03/06
            at $10,037,264)                                                                                              10,033,000
               (Cost $10,033,000)                                                                                   ----------------


 TOTAL INVESTMENTS    101.3%
  (Cost $1,159,055,810)                                                                                               1,140,117,350

 LIABILITIES IN EXCESS OF OTHER ASSETS    (1.3%)                                                                        (14,658,374)
                                                                                                                    ----------------

 NET ASSETS    100.0%                                                                                                $1,125,458,976
                                                                                                                    ================


           Percentages are calculated as a percentage of net assets.
*          Zero coupon bond
(a)        Security purchased on a when-issued or delayed delivery basis.
(b) All or a portion of this security has been physically segregated in connection with open futures contracts.
FHA/VA   - Federal Housing Administration/Department of Veterans Affairs

REMIC    - Real Estate Mortgage Investment Conduits

TBA      - To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.



FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2006:


                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION/
                                                                                              CONTRACTS           DEPRECIATION
     LONG CONTRACTS:
       U.S. Treasury Bond Futures September 2006 (Current Notional Value of
       $106,656 per contract)                                                                    666             $   103,005

       U.S. Treasury Notes 10-Year Futures Septermber 2006 (Current Notional
       Value of $104,859 per contract)                                                           919                (396,172)

     SHORT CONTRACTS:
       U.S. Treasury Notes 2-Year Futures September 2006 (Current Notional
       Value of $202,781 per contract)                                                         1,259                 797,964

       U.S. Treasury Notes 5-Year Futures Septermber 2006 (Current Notional
       Value of $103,406 per contract)                                                           217                  91,575


                                                                                           ----------           -------------

                                                                                               3,061             $   596,372
                                                                                           ----------           -------------


Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Government Securities Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 10, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 10, 2006